Long-lived Assets - Assets Held for Investment, Net (Details) (USD $)	Aug. 31, 2013	Aug. 14, 2013	Jul. 31, 2013	Mar. 31, 2013	Sep. 30, 2012	Jul. 31, 2012	Jul. 30, 2012	Apr. 30, 2012	Aug. 31, 2011
Property, Plant and Equipment [Abstract]
Assets Held For Investment			$ 930,726			$ 1,179,276
Less: Accumulated Depreciation			289,954			320,899
Assets Held for Investment, Net	$ 694,911	$ 699,248	$ 640,772	$ 169,566	$ 585,064	$ 858,377	$ 107,203	$ 1,783,932	$ 1,029,435